Commitments and Contingencies (Schedule of Future Minimum Obligations) (Details) $ in Thousands	Dec. 31, 2017 USD ($)
Commitments And Contingencies Disclosure [Line Items]
2018	$ 5,615
2019	3,857
2020	3,324
2021	1,457
2022	1,501
Thereafter	651
Total	16,405
Operating Lease Obligations
Commitments And Contingencies Disclosure [Line Items]
2018	3,617
2019	2,996
2020	2,994
2021	1,457
2022	1,501
Thereafter	651
Total	13,216
Service And Licensing Obligations
Commitments And Contingencies Disclosure [Line Items]
2018	1,998
2019	861
2020	330
2021	0
2022	0
Thereafter	0
Total	$ 3,189